Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014 segment	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Gaming and Admission Taxes
Gaming expense	$ 17,300,000				$ 18,700,000					$ 71,600,000	$ 94,900,000	$ 105,400,000
Determination of shares:
Weighted-average common shares outstanding	111,198,000				110,582,000					110,617,000	110,582,000	110,582,000
Assumed conversion of dilutive employee stock-based awards (in shares)	6,282,000				4,703,000					4,924,000	4,703,000	4,703,000
Assumed conversion of restricted stock (in shares)	370,000				318,000					324,000	318,000	318,000
Diluted weighted-average common shares outstanding	117,850,000				115,603,000					115,865,000	115,603,000	115,603,000
Calculation of basic EPS:
Net income	44,312,000	9,234,000	2,681,000	4,699,000	3,214,000	2,106,000	4,530,000	7,618,000	8,665,000	19,830,000	22,919,000	26,684,000
Less: Net income allocated to participating securities	(175,000)				(12,000)					(75,000)	(86,000)	(101,000)
Net income attributable to common shareholders	44,137,000				3,202,000					19,755,000	22,833,000	26,583,000
Weighted-average common shares outstanding	111,198,000				110,582,000					110,617,000	110,582,000	110,582,000
Basic EPS (in dollars per share)	$ 0.40	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.08	$ 0.18	$ 0.21	$ 0.24
Calculation of diluted EPS:
Net income	44,312,000	9,234,000	2,681,000	4,699,000	3,214,000	2,106,000	4,530,000	7,618,000	8,665,000	19,830,000	22,919,000	26,684,000
Diluted weighted-average common shares outstanding	117,850,000				115,603,000					115,865,000	115,603,000	115,603,000
Diluted EPS (in dollars per share)	$ 0.38	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.07	$ 0.17	$ 0.20	$ 0.23
Anti-dilutive securities, options to purchase common stock outstanding (in shares)	0				0					0	0	0
Segment Information
Number of reportable segments	2									2
Stock-based compensation
Stock option grants awarded (in shares)	0									0
Number of awards into which each outstanding option and cash settled SAR converted in connection with the Spin-Off (in shares)	2									2
Dividends paid per common share (in dollars per share)	$ 0.52
Stock options
Stock-based compensation
Total unrecognized compensation cost	5,800,000	6,800,000								6,800,000
Remaining weighted average vesting period for recognition of unrecognized compensation cost	1 year 5 months 19 days									1 year 8 months 5 days
Recognized compensation expense	1,400,000
Additional compensation expense related to dividend	3,300,000
Dividends paid per common share (in dollars per share)	$ 0.52
Dividend paid	0.52
Restricted stock awards
Stock-based compensation
Total unrecognized compensation cost	6,400,000	4,700,000								4,700,000
Remaining weighted average vesting period for recognition of unrecognized compensation cost	3 years 3 months 11 days									3 years 18 days
Recognized compensation expense	600,000
Dividend paid	1,000,000
Number of Award Shares
Outstanding at the beginning of the period (in shares)	419,067
E&P Purge (in shares)	106,261
Granted (in shares)	64,279
Released (in shares)	(110,714)
Canceled (in shares)	(37,274)
Outstanding at the end of the period (in shares)	441,619	419,067								419,067
PSUs
Stock-based compensation
Total unrecognized compensation cost	8,100,000	9,400,000								9,400,000
Remaining weighted average vesting period for recognition of unrecognized compensation cost	2 years 4 months 13 days									2 years 5 months 5 days
Recognized compensation expense	400,000									1,200,000
Additional compensation expense related to dividend	400,000
Dividends paid per common share (in dollars per share)	$ 0.52
Dividend paid	0.52
SARs
Stock-based compensation
Total unrecognized compensation cost	300,000	500,000								500,000
Remaining weighted average vesting period for recognition of unrecognized compensation cost	1 year 7 months 13 days									1 year 10 months 2 days
Recognized compensation expense	$ 21,000									$ 200,000